UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY	10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2015

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Third Avenue Variable Series Trust

Annual Report

DECEMBER 31, 2015

Third Avenue Value Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

Proxy Voting Policies and Procedures

Third Avenue Value Portfolio (the “Portfolio”) has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings—Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio Management Discussion

December 31, 2015 (Unaudited)

At December 31, 2015, the audited net asset value attributable to each of the 6,467,206 common shares outstanding of the Third Avenue Value Portfolio (the “Portfolio”) was $14.74 per share. This compares with the audited net asset value at December 31, 2014 of $16.24 per share, adjusted for a subsequent distribution to shareholders.

		Average Annual Returns for the periods
		ended December 31, 2015
	One Year ended 12/31/15	Three Year	Five Year	Ten Year	Since Inception (9/21/99 )
Third Avenue Value Portfolio	(8.89%)	4.20%	2.54%	1.56%	8.07%
MSCI World Index	(0.32%)	10.23%	8.19%	5.56%	4.26%
S&P 500 Index	1.38%	15.13%	12.57%	7.31%	4.75%

The Portfolio generated -8.89% returns during 2015. The MSCI World Index returned -0.32% over the same period. As we reflect on the past twelve months, clearly we are disappointed with the negative returns. As we look at our portfolio, the detractors can be distilled into two distinct groups, companies that have direct Energy or Materials exposure that correlated with the downdraft in commodity prices over the last year, and a separate group of high conviction companies that we believe continue to compound long-term value but were severely punished by the markets as they weathered short term bumps. We believe that long term returns are ultimately driven by company fundamentals, which remain strong for the companies in the portfolio. We have high conviction in our philosophy and process.

The largest detractors from performance over the year were Canfor Corp., Brookdale Senior Living, Inc. and Devon Energy Corp. Canfor is a leading integrated forest products company based in Vancouver, focused primarily on the timber and wood products business. Like most timber companies, Canfor has been impacted by global economic factors including currency exchange, the slowdown in China and a slower than expected recovery of the US housing market.

The top performers in the Portfolio during the year were NVIDIA Corp., CK Hutchison Holdings, Ltd. and Cavco Industries, Inc. CK Hutchison Holdings (formerly Cheung Kong) completed a corporate restructuring led by Chairman Li Ka-Shing in June 2015. In connection with the restructuring, CK Hutchison spun-off its property holdings into a separately listed company (CK Property) and purchased the shares that it didn’t already own of the industrial holding company Hutchison Whampoa, which was also a portfolio holding. CK Hutchison Holdings is now a multinational conglomerate comprised ofTelecom, Infrastructure/Energy, Retail and Ports assets. Although the transactions amounted to a reshuffling of the assets, the enhanced disclosures and reduced complexity of the structures have created impressive shareholder value. Since the restructuring was announced in January, the value of the combined pieces has risen significantly. We believe that there are more possibilities for value creation as CK Hutchison’s exposure to European telecom should benefit from consolidation in the region. The focused entities now can be more nimble to pursue opportunistic acquisitions. In addition, we believe there is a good chance these assets could be split up again in the future, further enhancing shareholder value. CK Hutchison Holdings still trades at a discount to our conservative net asset value estimate. As a standalone company, CK Property is a pure-play real estate operating company with one of the most dominant property platforms in Asia. It will remain incredibly well-financed and is more than 30% owned by the Li family. The stock prices for CK Hutchison and CK Property have responded favorably but we believe there is significantly more value to be recognized going forward.

The Portfolio added several new names during the year including senior bonds issued by BreitBurn Energy Partners L.P., and equities in PNC Financial Services Group, Inc., Anixter International, Inc., Masco Corp., Kingfisher PLC and Baxalta, Inc. Kingfisher is the largest home improvement retailer in Europe with market leadership positions in the UK, France and Poland. Kingfisher operates through its B&Q and Screwfix brands in the UK and its Castorama and Brico Depot brands in France. The company has a JV in Turkey and operations in Russia, Spain, and Portugal, and it recently expanded its Screwfix brand into Germany. At 8.5 times EBITDA, we believe that Kingfisher is undervalued and poised for long-term earnings growth driven by both restructuring efforts and underlying market improvement. The company is well capitalized, having lowered its leverage dramatically since the 2009 global financial crisis and is currently rated BBB. Kingfisher has lost market share in its UK business to lower cost discount retailers over the last 5 years. The company has recently moved to address these issues, spearheaded by the promotion of Veronique Laury—who successfully led the turnaround at the company’s French Castorama unit—to CEO. Laury’s restructuring plan involves closing down unprofitable stores and reducing its footprint, implementing common sourcing across its geographies to gain better pricing power and efficiency; and regaining market share by shifting from promotional pricing to everyday low pricing. Laury brings a credible plan to the table after executing at Castorama in France, where margins are almost double that of the UK.

Dispositions over the year included NVIDIA Corp., Target Corp., Daiwa Securities Group, Inc., Compagnie Generale des Etablissements Michelin SCA and Valmont Industries, Inc. Dispositions reflected our view that the market price for these holdings had risen to close to our estimate of Net Asset Value or were replaced with better risk vs. reward opportunities.

The portfolio currently trades at an attractive price to book ratio relative to its index and we believe it provides exposure to numerous investments with

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio Management Discussion (continued)

December 31, 2015 (Unaudited)

resource conversion potential, exposure to improving US housing and overcapitalized financials just beginning to benefit from a stronger US economy.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE PORTFOLIO’S PERFORMANCE AND IS NOT INTENDEDTO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THIRD AVENUE MANAGEMENT LLC AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE PORTFOLIO’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF DECEMBER 31, 2015, AND ARE SUBJECT TO CHANGE.

The Portfolio’s performance may be influenced by a foreign country’s political, social and economic situation. Other risks include currency fluctuations, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Portfolio. These and other risks are described more fully in the Portfolio’s prospectus.

Third Avenue Value Portfolio is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Performance information does not reflect the fees and expenses imposed by insurance companies at the separate account level, and such charges will have the effect of reducing performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. M.J. Whitman LLC Distributor.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets. The S&P 500 Index is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The MSCI World Index and the S&P 500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Comparison of a $10,000 Investment

(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE PORTFOLIO (TAVP),
THE MSCI WORLD INDEX AND THE STANDARD & POOR’S 500 INDEX (S&P 500 INDEX)
FOR THE TEN YEARS ENDED DECEMBER 31, 2015

Average Annual Total Return

1 Year	3 Years	5 Years	10 Years
(8.89%)	4.20%	2.54%	1.56%

* Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, performance information does not reflect the fees and expenses imposed by insurance companies at the separate account level, and such charges will have the effect of reducing performance.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Industry Diversification

(Unaudited)

The summary of the Portfolio’s investments as of December 31, 2015 is as follows:

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments

at December 31, 2015

Principal		Value
Amount ($)	Security†	(Note 1)

Corporate Bonds - 1.51%
	Consumer Products - 1.12%
1,470,007	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17 (a)(b)(c)	$1,067,372
	Oil & Gas Production & Services - 0.39%
2,015,000	BreitBurn Energy Partners L.P./ BreitBurn Finance Corp., 7.875%, due 4/15/22	372,775
	Total Corporate Bonds (Cost $2,798,864)	1,440,147

Shares

Common Stocks & Warrants - 84.76%
	Agricultural Equipment - 2.75%
57,794	AGCO Corp.	2,623,270
	Asset Management - 8.02%
135,860	Bank of New York Mellon Corp. (The)	5,600,149
64,760	Brookfield Asset Management, Inc., Class A (Canada)	2,041,883
		7,642,032
	Automotive - 4.39%
79,000	General Motors Co.	2,686,790
27,907	Toyota Industries Corp. (Japan)	1,492,283
		4,179,073
	Banks - 9.50%
119,297	Comerica, Inc.	4,990,193
77,767	KeyCorp.	1,025,747
31,900	PNC Financial Services Group, Inc. (The)	3,040,389
		9,056,329
	Consumer Products - 4.37%
33,915	Home Products International, Inc. (a)(c)(d)	—
346,527	Kingfisher PLC (United Kingdom)	1,678,408
87,981	Masco Corp.	2,489,862
		4,168,270
	Diversified Holding Companies - 7.91%
230,500	CK Hutchison Holdings, Ltd. (Hong Kong)	3,098,365
59,531	Investor AB, Class B (Sweden)	2,187,775
19,461	Pargesa Holding S.A. (Switzerland)	1,229,469
244,000	Wheelock & Co., Ltd. (Hong Kong)	1,023,869
		7,539,478
	Electronic Components - 2.32%
36,600	Anixter International, Inc. (d)	2,210,274
	Forest Products & Paper - 5.19%
165,110	Weyerhaeuser Co., REIT	4,949,998
	Insurance & Reinsurance - 6.78%
4,519	Alleghany Corp. (d)	2,159,766
37,888	Loews Corp.	1,454,899
3,922	White Mountains Insurance Group, Ltd. (Bermuda)	2,850,549
		6,465,214
		Value
Shares	Security†	(Note 1)

	Manufactured Housing - 5.09%
58,175	Cavco Industries, Inc. (d)	$4,846,559
	Materials - 2.42%
158,100	Canfor Corp. (Canada) (d)	2,306,887
	Media & Entertainment - 3.47%
70,100	CBS Corp., Class B, Non Voting Shares	3,303,813
	Oil & Gas Production & Services - 8.16%
63,000	Apache Corp.	2,801,610
61,526	Devon Energy Corp.	1,968,832
66,976	Total S.A. (France)	3,002,643
		7,773,085
	Pharmaceuticals - 1.12%
27,250	Baxalta, Inc.	1,063,567
	Senior Housing - 2.27%
117,100	Brookdale Senior Living, Inc. (d)	2,161,666
	Software - 2.63%
119,445	Symantec Corp.	2,508,345
	Steel & Specialty Steel - 0.76%
20,541	POSCO, ADR (South Korea)	726,330
	Telecommunications - 3.28%
963,814	Vodafone Group PLC (United Kingdom)	3,125,443
	U.S. Real Estate Operating Companies - 1.32%
65,588	Tejon Ranch Co. (d)	1,256,010
11,223	Tejon Ranch Co., Warrants, expire 8/31/16 (d)	85
		1,256,095
	Utilities - 3.01%
185,450	Covanta Holding Corp.	2,872,620
	Total Common Stocks & Warrants (Cost $95,366,335)	80,778,348
	Total Investment Portfolio - 86.27% (Cost $98,165,199)	82,218,495
	Other Assets less Liabilities - 13.73%	13,090,415
	NET ASSETS - 100.00%	$95,308,910

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities.
(c)	Security subject to restrictions on resale.

Shares/				Market
Principal		Aquisition		Value
Amount($)	Issuer	Date	Cost	Per Unit
33,915	Home Products International, Inc.	5/30/07	$3,749,309	$0.00
$1,470,007	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17	3/16/07 - 10/8/15	1,470,007	72.61

At December 31, 2015 , these restricted securities had a total market value of $1,067,372 or 1.12% of net assets.

(d)	Non-income producing security.
†	U.S. issuer unless otherwise noted.
ADR:	American Depositary Receipt.
REIT:	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments (continued)

at December 31, 2015

Country Concentration

% of
Net Assets
United States	60.28%
United Kingdom	5.04
Canada	4.56
Hong Kong	4.33
France	3.15
Bermuda	2.99
Sweden	2.30
Japan	1.57
Switzerland	1.29
South Korea	0.76
Total	86.27%

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets:
Investments at value (cost of $98,165,199) (Note 1)	$82,218,495
Cash	13,022,737
Dividends and interest receivable	290,085
Receivables for securities sold	127,646
Receivables for Portfolio shares sold	662
Other assets	3,919
Total assets	95,663,544

Liabilities:
Payable for Portfolio shares redeemed	172,325
Payable to Adviser (Note 3)	77,150
Payable for auditing and tax fees	64,285
Accrued expenses	29,784
Payable for shareholder servicing fees (Note 3)	10,096
Payables to trustees and officers	994
Total liabilities	354,634
Net assets	$95,308,910

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 6,467,206 shares outstanding	$111,954,972
Accumulated undistributed net investment income	507,987
Accumulated net realized loss on investments and foreign currency transactions	(1,200,785)
Net unrealized depreciation on investments and translation of foreign currency denominated assets and liabilities	(15,953,264)
Net assets applicable to capital shares outstanding	$95,308,910
Net asset value, offering and redemption price per share	$14.74

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Statement of Operations

For the year Ended December 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $99,577)	$1,927,188
Interest	215,018
Other income	7,483
Total investment income	2,149,689

Expenses:
Investment advisory fees (Note 3)	1,130,324
Shareholder servicing fees (Note 3)	111,400
Auditing and tax fees	63,574
Transfer agent fees	56,203
Accounting fees	51,736
Reports to shareholders	42,999
Administration fees (Note 3)	32,000
Custodian fees	16,844
Trustees’ and officers’ fees and expenses	15,912
Insurance	5,877
Legal fees	3,300
Miscellaneous	10,002
Total expenses	1,540,171
Less: Expenses reduced by custodian fee expense offet arrangement (Note 3)	(3,846)
Net expenses	1,536,325
Net investment income	613,364

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments	5,733,715
Net realized loss on foreign currency transactions	(13,019)
Net change in unrealized appreciation/(depreciation) on investments	(16,589,369)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(1,605)
Net loss on investments and foreign currency transactions	(10,870,278)
Net decrease in net assets resulting from operations	$(10,256,914)

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	December 31, 2015	December 31, 2014
Operations:
Net investment income	$613,364	$3,541,453
Net realized gain	5,720,696	9,873,862
Net change in unrealized appreciation/(depreciation)	(16,590,974)	(7,026,203)
Net increase/(decrease) in net assets resulting from operations	(10,256,914)	6,389,112

Dividends and Distributions to Shareholders from:
Net investment income	(4,225,262)	(4,250,229)
Decrease in net assets from dividends and distributions	(4,225,262)	(4,250,229)

Capital Share Transactions:
Proceeds from sale of shares	6,083,657	6,736,763
Net asset value of shares issued in reinvestment of dividends and distributions	4,225,262	4,250,229
Cost of shares redeemed	(38,950,036)	(21,696,695)
Net decrease in net assets resulting from capital share transactions	(28,641,117)	(10,709,703)
Net decrease in net assets	(43,123,293)	(8,570,820)
Net assets at beginning of year	138,432,203	147,003,023
Net assets at end of year*	$95,308,910	$138,432,203
* Including accumulated undistributed net investment income of:	$507,987	$2,767,974

The accompanying notes are an integral part of the financial statements.

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Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Years Ended December 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$16.80	$16.56	$14.41	$11.42	$14.79
Income/(loss) from investment operations:
Net investment income[1]	0.08	0.41 ±	0.11	0.18 *	0.14
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.58)	0.34	2.58	2.93	(3.26)
Total from investment operations	(1.50)	0.75	2.69	3.11	(3.12)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.56)	(0.51)	(0.54)	(0.12)	(0.25)
Total dividends and distributions	(0.56)	(0.51)	(0.54)	(0.12)	(0.25)
Net asset value, end of year	$14.74	$16.80	$16.56	$14.41	$11.42
Total return[2]	(8.89%)	4.38%	18.97%	27.33%	(21.31%)
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$95,309	$138,432	$147,003	$141,812	$132,159
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.23%	1.19%	1.20%	1.27%	1.26%
After fee waivers/expense offset arrangement/recovery[3]	1.22%	1.18%	1.19%	1.28%†	1.30%†
Ratio of net investment income to average net assets	0.49%	2.45%±	0.69%	1.39%*	1.00%
Portfolio turnover rate	22%	39%	23%	26%	7%

1	Calculated based on the average number of shares outstanding during the year.
2	Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year and is not annualized. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separate accounts that invest in the Portfolio’s shares.
3	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, and brokerage commissions) to average net assets will not exceed 1.30%.
±	Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.79%.
*	Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.58%.
†	The Adviser recovered a portion of its previously waived fees.

The accompanying notes are an integral part of the financial statements.

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Third Avenue Value Portfolio

Notes to Financial Statements

December 31, 2015

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

The Portfolio seeks to achieve its investment objective of long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Portfolio may invest in companies of any market capitalization. The Portfolio may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Portfolio invests in both domestic and foreign securities.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2015, the Trust was offered as an investment option by seven insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a material negative impact on the Trust.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Portfolio computes its NAV. Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At December 31, 2015, such securities had a total fair value of $1,067,372 or 1.12% of net assets. Among the factors that may be considered by the Committee in determining fair value are: the type of security, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

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Notes to Financial Statements (continued)

December 31, 2015

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•    Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•    Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•    Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds— Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Claims—Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

12

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

December 31, 2015

The following is a summary by level of inputs used to value the Portfolio’s investments as of December 31, 2015:

Level 1: Quoted Prices†
Investments in Securities:
Common Stock & Warrants:
Automotive	$2,686,790
Consumer Products	2,489,862
Oil & Gas Production & Services	4,770,442
Other**	53,992,999
Total for Level 1 Securities	63,940,093

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Automotive	1,492,283
Consumer Products	1,678,408
Diversified Holding Companies	7,539,478
Oil & Gas Production & Services	3,002,643
Telecommunications	3,125,443
Corporate Bonds - Oil & Gas Production & Services	372,775
Total for Level 2 Securities	17,211,030

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	—	*
Corporate Bonds - Consumer Products	1,067,372
Total for Level 3 Securities	1,067,372
Total Value of Investments	$82,218,495

†	There were no securities that were transferred from Level 1 to Level 2 or from Level 2 to Level 1.
*	Investments fair valued at zero.
**	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/14 (Fair Value)		Net Change in Unrealized Appreciation/ (Depreciation)	Payment- in-kind Interest	Balance as of 12/31/15 (Fair Value)		Net Change in Unrealized Appreciation/ (Depreciation) Attributable to Securities Still Held at Period End
Common Stocks -
Consumer Products	$—	*	$—	$—	$—	*	$—
Corporate Bonds -
Consumer Products	268,811		714,177	84,384	1,067,372		714,177
Total	$268,811		$714,177	$84,384	$1,067,372		$714,177

*	Investments fair valued at zero.
13

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

December 31, 2015

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

Range
	Fair Value at				(Weighted
	12/31/15		Valuation Technique(s)	Unobservable Inputs(s)	Average)
Corporate Bonds	$1,067		Book Value	Restructuring value	$72.61
Other (a)	—	*
$1,067

(a)	Includes securities less than 0.50% of net assets within the Portfolio.
*	Investments fair valued at zero.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations are shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities:

The Portfolio may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the year ended December 31, 2015, the total in-kind payments with respect to PIK securities that were received by the Portfolio in the amount of

14

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

December 31, 2015

$84,384 or 3.93% of total investment income are included in interest income on the Statement of Operations.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Any distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Portfolio may be subject to income withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio is subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Management evaluates the Portfolio’s uncertain tax positions to determine, based upon the technical merits of each position, whether such position is more likely than not to be sustained upon examination by the applicable taxing authority, including any related appeals or litigation processes. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced to the largest benefit that is more likely than not to be realized upon ultimate settlement with the relevant taxing authority. Management has concluded that the Portfolio is not subject to any material tax liabilities as a result of this analysis. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the Associate Director of Compliance, to whom the Portfolio paid $5,411 for the year ended December 31, 2015. The Trust does pay, together with Third Avenue Trust, each independent Trustee a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all independent Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, independent Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pays each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The independent Trustees on the Audit Committee each receive $2,000 for each audit committee meeting they attend and the audit committee chairman receives an annual retainer of $6,000.

2. SECURITIES TRANSACTIONS

Purchases and sales:

The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the year ended December 31, 2015 were as follows:

Purchases	Sales
$25,586,261	$59,398,320

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advisory functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly. Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially

15

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

December 31, 2015

reimbursed by the Portfolio, including shareholder servicing fees due to third parties, the compensation expense for the Trust’s Chief Compliance Officer and Associate Director of Compliance and other miscellaneous expenses. At December 31, 2015, the Portfolio had amounts payable to the Adviser of $2,902 for reimbursement of expenses paid by the Adviser.

Until April 30, 2016 (subject to renewal), whenever the Portfolio’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary items, exceed 1.30% of the Portfolio’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Portfolio in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Portfolio to exceed the expense limitation. As of December 31, 2015, there are no contingent liabilities to the Adviser in effect for the Portfolio.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,448.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For the year ended December 31, 2015, such fees amounted to $111,400.

The Portfolio has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. For the year ended December 31, 2015, the reduction of expense due to this arrangement was $3,846 and is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

4. LINE OF CREDIT

The Portfolio and each fund of Third Avenue Trust are participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. The interest on the loan is calculated at a variable rate based on the London Interbank Offered Rate, Federal Funds or Prime Rates. A commitment fee of 0.25% per annum of the available line of credit is charged, of which each participating fund of Third Avenue Trust and the Portfolio pays its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears and is included in “Miscellaneous” expenses in the Statement of Operations. Because the Portfolio and all of the funds in Third Avenue Trust participate, there is no assurance that an individual fund in Third Avenue Trust or the Portfolio will have access to all or any part of the $100,000,000 at any particular time. During the year ended December 31, 2015, there were no loans outstanding under the line of credit.

5. RELATED PARTY TRANSACTIONS

Certain employees of the Adviser serve as members of the boards of directors of companies in which the Portfolio has investments. As a result of such service, for the year ended December 31, 2015, the Portfolio received $7,483 in board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Portfolio. These fees are included in “Other income” on the accompanying Statement of Operations.

6. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

16

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

December 31, 2015

	For the	For the
	Year Ended	Year Ended
	December 31, 2015	December 31, 2014
Shares outstanding at beginning of year	8,239,053	8,877,646
Shares sold	382,965	405,777
Shares issued upon reinvestment of dividends and distributions	291,800	242,040
Shares redeemed	(2,446,612)	(1,286,410)
Net decrease in Portfolio shares	(1,771,847)	(638,593)
Shares outstanding at end of year	6,467,206	8,239,053

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Portfolio may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Claims:

An investment in claims is speculative and carries a high degree of risk. Claims are illiquid instruments which generally do not pay interest. Claims may also be allowed or disallowed in whole or part. If allowed, they may be settled by a pro-rata distribution of the assets of the estate. The markets in claims are not regulated by federal securities laws or the SEC. Because claims are unsecured, holders of claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Cash concentration:

The Portfolio’s cash balance is held at a major regional U.S. bank. The Portfolio’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Focused investing:

The Portfolio holds a relatively concentrated portfolio that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Portfolio could decrease because of the poor performance of one or a few investments. Additionally, the Portfolio may encounter some difficulty in liquidating securities of concentrated positions.

17

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

December 31, 2015

Liquidity risk:

The Portfolio holds investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk which may be difficult to sell at certain periods of time. The Portfolio may not be able to dispose of such securities at the value the Portfolio places on them. At December 31, 2015, the percentage of total net assets of such securities in the Portfolio is 1.12%.

9. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Portfolio from net investment income and net realized capital gains, if any, are determined in accordance with U.S. federal income tax laws and regulation, which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. In order to present accumulated net investment income (loss), accumulated net realized gain (loss) on investments and foreign currency transactions and capital stock on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made. “Book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies and other book tax/adjustments. For the fiscal year ended December 31, 2015, the adjustments were to increase accumulated net investment income and to decrease accumulated net realized gain on investments and foreign currency transactions by $1,351,911. Net investment income, net realized capital gain (loss) and net assets were not affected by this change.

For the years ended December 31, 2015 and December 31, 2014, the tax character of dividends paid as reflected in the Statements of Changes in Net Assets were $4,225,262 and $4,250,229 from ordinary income, respectively.

At December 31, 2015, the accumulated undistributed earnings on a tax basis was $694,893 from ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

For the fiscal year ended December 31, 2015, the Portfolio generated net capital gains of $4,404,147 which was offset by prior year capital loss carryforwards.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a “pre-enactment year” can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their tax character as either short-term or long-term capital losses.

As of December 31, 2015, the Portfolio has capital loss carryforward which should be available to offset certain capital gains generated in the future years as follows:

Capital Losses incurred
in a pre-enactment year	Short-Term	Long-Term
Expiration Date
12/31/2017	$1,165,421	$—
	$—	$—
Capital Losses incurred
in a post-enactment year
No Expiration Date	$—	$—
Total	$1,165,421	$—

No distributions of capital gains are expected to be paid to shareholders until either net capital gains in excess of such carryforwards are recognized or such carryforwards expire. It is uncertain whether the Portfolio will be able to realize the full benefit of pre-enactment year capital loss carryforwards prior to the expiration date.

The United States federal income tax basis of the Portfolio’s investments and total unrealized appreciation (depreciation) as of December 31, 2015 were as follows:

18

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (continued)

December 31, 2015

			Total		Total Net
			Unrealized	Other	Unrealized
Tax Basis			Appreciation/	Cost Basis	Appreciation/
of Investments	Appreciation	(Depreciation)	(Depreciation)	Adjustments	(Depreciation)
$ 98,387,470	$ 7,301,079	$ (23,470,054)	$ (16,168,975)	$ (6,560)	$ (16,175,535)

The difference between book and tax basis is primarily attributable to mark-to-market treatment of passive foreign investment companies, wash sales, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to net unrealized depreciation on translation of other assets and liabilities denominated in foreign currency.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no events requiring recognition or disclosure in the financial statements.

19

Third Avenue Variable Series Trust

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of

Third Avenue Variable Series Trust – Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust – Third Avenue Value Portfolio (the “Portfolio”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and record-keeper, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 12, 2016

20

Third Avenue Variable Series Trust

Management of the Trust

(Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes five portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling (800) 443-1021.

Interested Trustee

Name, Date of Birth & Address	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupations(s) During Past 5 Years	Other Directorships held by Trustee

Martin J. Whitman** DOB: September 1924 622 Third Avenue New York, NY 10017	Trustee since 7/99	Chairman and Trustee	Chairman (3/90 to Present) (5 funds) of Third Avenue Trust; Chairman (7/99 to Present) of Third Avenue Variable Series Trust; Co-Chief Investment Officer (2003 to 2010) of Third Avenue Management LLC; CEO, President and Director (10/74 to Present) of Martin J. Whitman & Co., Inc. (formerly M.J. Whitman & Co., Inc.) (private investment company); Distinguished Management Fellow (1972 to 2007) of the Yale School of Management at Yale University; Chartered Financial Analyst.	Director (1991 to 2011) of Nabors Industries, Inc. (international oil drilling services).
21

Third Avenue Variable Series Trust

Management of the Trust (continued)

(Unaudited)

Independent Trustees

Correspondence intended for any Independent Trustee may be sent to: Third Avenue Management LLC, 622 Third Avenue, 32nd Floor, New York, NY 10017.

	Term of Office	Position(s)
	and Length of	Held With	Principal Occupation(s)	Other Directorships
Name & Date of Birth	Time Served*	Registrant	During Past 5 Years	held by Trustee

William E. Chapman, II DOB: September 1941	Trustee since 8/02	Trustee	President and Owner (1998 to Present) of Longboat Retirement Planning Solutions (consulting firm); part-time employee delivering retirement and investment education seminars (1/00 to 11/09) for Hewitt Associates, LLC (consulting firm).	Trustee, The AMG Funds (1999 to Present) (43 portfolios); Director of Harding, Loevner Funds, Inc. (2008 to Present) (6 portfolios); Trustee of Aston Funds (2010 to Present) (25 portfolios); Trustee (5/02 to 6/13) of Bowdoin College; Director, The Mutual Fund Directors Forum (2010 to Present); Director, Sarasota Memorial Healthcare Foundation (2011 to Present). Trustee of Third Avenue Trust (8/02 to Present).

Lucinda Franks DOB: July 1946	Trustee since 7/99	Trustee	Journalist and author (1969 to Present).	Trustee of Third Avenue Trust (2/98 to Present).

Edward J. Kaier DOB: September 1945	Trustee since 8/02	Trustee	Partner (7/07 to Present) at Teeters Harvey Gillboy & Kaier LLP (law firm).	Trustee, The AMG Funds (1999 to Present) (43 portfolios); Trustee of Aston Funds (2010 to Present) (25 portfolios) and Trustee of Third Avenue Trust (8/02 to Present).
22

Third Avenue Variable Series Trust

Management of the Trust (continued)

(Unaudited)

Independent Trustees

	Term of Office	Position(s)
	and Length of	Held With	Principal Occupation(s)	Other Directorships
Name & Date of Birth	Time Served*	Registrant	During Past 5 Years	held by Trustee

Eric Rakowski DOB: June 1958	Trustee since 8/02	Trustee	Professor (1990 to Present) at University of California at Berkeley School of Law.	Trustee, The AMG Funds (1999 to Present) (43 portfolios); Director of Harding, Loevner Funds, Inc. (2008 to Present) (6 portfolios); Trustee of Aston Funds (2010 to Present) (25 portfolios) and Trustee of Third Avenue Trust (8/02 to Present).

Patrick Reinkemeyer DOB: March 1965	Trustee since 1/15	Trustee	President, SilverPepper LLC (2011 to Present);Executive Officer, Morningstar Inc., President, Morningstar Associates LLC and Global Head, Morningstar Investment Management (1996 to 2010).	Trustee of Third Avenue Trust (1/15 to Present).

Martin Shubik DOB: March 1926	Trustee since 7/99	Trustee	Seymour H. Knox Professor (1975 to 2007) of Mathematical Institutional Economics, Yale University; Emeritus (2007 to Present).	Trustee or Director of Third Avenue Trust or its predecessor (11/90 to Present).

Charles C. Walden DOB: July 1944	Trustee since 7/99	Trustee	President and Owner (2006 to Present) of Sound Capital Associates, LLC (consulting firm); Chartered Financial Analyst.	Director, Special Opportunities Fund, Inc. (2009 to Present) and Trustee or Director of Third Avenue Trust or its predecessor (5/96 to Present).

*	Each trustee serves until his or her successor is duty elected and qualified.
**	Mr. Whitman is an “interested trustee” of the Trust due to his employment with and indirect ownership interests in the Adviser and the Distributor, M.J. Whitman LLC.
23

Third Avenue Variable Series Trust

Management of the Trust (continued)

(Unaudited)

Principal Trust Officers Who Are Not Trustees

Position(s)
	Held With		Other Directorships
Name, Date of Birth & Address	Registrant	Principal Occupation(s) During Past 5 Years	held by Officer

Vincent J. Dugan DOB: September 1965 622 Third Avenue New York, NY 10017	Treasurer and CFO	Treasurer and Chief Financial Officer (CFO) (9/04 to Present) (5 funds) of Third Avenue Trust; Treasurer and CFO (9/04 to Present) of Third Avenue Variable Series Trust; Chief Operating Officer (COO) and CFO (8/04 to Present) of Third Avenue Management LLC; COO and CFO (8/04 to Present) of Third Avenue Holdings Delaware LLC; COO and CFO (8/04 to Present) of M.J. Whitman LLC and subsidiaries; COO and CFO (8/04 to Present) of certain other funds advised by Third Avenue Management LLC (8/04 to Present).	N/A

Michael A. Buono DOB: May 1967 622 Third Avenue New York, NY 10017	Controller	Controller (5/06 to Present) (5 funds) of Third Avenue Trust, Third Avenue Variable Series Trust, Third Avenue Management LLC and M.J. Whitman LLC and subsidiaries.	N/A

W. James Hall III DOB: July 1964 622 Third Avenue New York, NY 10017	President and General Counsel	General Counsel and Secretary (6/00 to Present) (5 funds) and President (12/15 to Present) of Third Avenue Trust; General Counsel and Secretary (9/00 to Present) and President (12/15 to Present) of Third Avenue Variable Series Trust; General Counsel and Secretary (9/00 to Present) of EQSF Advisers, Inc.,and its succesor, Third Avenue Management LLC; General Counsel and Secretary (5/00 to Present) of M.J. Whitman, Inc. and its succesor M.J. Whitman LLC; General Counsel and Secretary of certain other funds advised by Third Avenue Management LLC (7/02 to Present).	N/A

Joseph J. Reardon DOB: April 1960 622 Third Avenue New York, NY 10017	Chief Compliance Officer	Chief Compliance Officer (4/05 to Present) (5 funds) of Third Avenue Trust, Third Avenue Variable Series Trust and Third Avenue Management LLC.	N/A
24

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2015 and held for the six month period ended December 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2015 to	Annualized
	July 1, 2015	December 31, 2015	December 31, 2015	Expense Ratio
Actual	$ 1,000	$ 895.60	$ 5.92	1.24%
Hypothetical	$ 1,000	$ 1,018.95	$ 6.31	1.24%

*	Expenses (net of expense offset arrangement) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365.
25

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Federal Tax Status of Dividends and Distributions

(Unaudited)

The following information represents the tax status of dividends and distributions paid by the Third Avenue Value Portfolio during the fiscal year ended December 31, 2015. This information is presented to meet regulatory requirements and no current action on your part is required.

For the fiscal year ended December 31, 2015, the Portfolio paid ordinary income dividends of $4,225,262 from net investment income.

For the fiscal year ended December 31, 2015, the Portfolio designates the maximum amount allowable, but not less than 21.43% of the ordinary income dividends paid during the fiscal year as eligible for the corporate dividends received deduction in accordance with Section 854 of the Internal Revenue Code.

26

BOARD OF TRUSTEES

William E. Chapman, II	Patrick Reinkemeyer
Lucinda Franks	Martin Shubik
Edward J. Kaier	Charles C. Walden
Eric Rakowski	Martin J. Whitman

OFFICERS

Martin J. Whitman — Chairman of the Board

Vincent J. Dugan — Chief Financial Officer, Treasurer

Michael A. Buono — Controller

W. James Hall — President, General Counsel, Secretary

Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

(610) 239-4600

(800) 443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.

14201 Dallas Parkway, 2nd Floor

Dallas, TX 75254

622 Third Avenue, 31st floor | New York, New York 10017
www.thirdave.com

Item 2. Code of Ethics.

At December 31, 2015, the Trust had a code of ethics (the “Code of Ethics”) that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached as Exhibit (a) (1) hereto.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees has determined that Messrs. William Chapman, Martin Shubik and Charles Walden, members of the Audit Committee of the Board, are “audit committee financial experts” (“ACFE”) as defined by the Securities and Exchange Commission (“SEC”) and has designated Mr. Chapman as the Committee’s ACFE. Each of Messrs. Chapman, Shubik and Walden are “independent” as defined by the SEC for purposes of ACFE determinations. Under applicable securities laws, a person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an ACFE. The designation or identification of a person as an ACFE does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)        Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $53,700, including out of pocket expenses of approximately $1,200, for the fiscal year ended December 31, 2015 and $51,500, including out of pocket expenses of approximately $1,500, for the fiscal year ended December 31, 2014.

(b)        Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the Trust’s principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a). There were no audit-related services provided to the Trust’s investment adviser or any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust (“Service Affiliates”) during each of the last two years that were required to be pre-approved by the Trust’s Audit Committee.

(c)        Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for tax compliance, tax advice and tax planning were $12,300 for the fiscal year ended December 31, 2015 and $12,100 for the fiscal year ended December 31, 2014. These services related to the preparation of tax returns and the review of tax-related issues. There were no tax services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(d)        All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Trust’s principal accountant, other than the services reported above in Items 4(a) through (c). There were no other services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(e)        Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee pre-approves the Trust’s accountant’s engagement for audit and non-audit services to the Trust and certain non-audit services to the Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the accountant’s independence.

(ii) There were no services provided to the Trust or Service Affiliates during the last two fiscal years for which the pre-approval requirement was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not Applicable.

(g)        The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust and Service Affiliates for each of the last two fiscal years were $12,300 for the fiscal year ended December 31, 2015 and $12,100 for the fiscal year ended December 31, 2014.

(h)        Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a) (3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	February 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	February 12, 2016

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	February 12, 2016